Related parties - Schedule of Disclosure of Transactions Between Liabilities and Receivables (Details) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Related party transactions [abstract]
Collections	€ 7,387
Payments	0
Net collections	7,387
Receivables	1,837
Liabilities	(7,905)
Net receivables (liabilities)	€ (6,068)